T. ROWE PRICE Retirement 2055 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 0 .9%
T. Rowe Price Funds:
New Income Fund  32,900 15,416 3,016 5,735,355 45,997
U.S. Treasury Long-Term Index
Fund  20,283 10,683 2,228 3,957,262 29,482
International Bond Fund (USD
Hedged)  9,751 6,206 963 1,785,354 15,265
Dynamic Global Bond Fund  6,677 2,726 746 1,128,357 8,858
Limited Duration Inflation Focused
Bond Fund  22,743 2,255 23,656 234,190 1,098
Total Bond Mutual Funds (Cost $ 108,937 ) 100,700
EQUITY MUTUAL FUNDS 98 .7%
T. Rowe Price Funds:
Value Fund  1,580,257 225,037 107,648 35,832,979 1,700,633
Growth Stock Fund  1,501,851 157,020 161,518 14,681,456 1,559,464
U.S. Large-Cap Core Fund  1,042,820 118,796 62,023 26,244,738 1,096,768
Equity Index 500 Fund  1,014,968 64,698 95,218 6,891,576 1,080,668
Overseas Stock Fund  788,007 103,980 46,457 62,909,415 843,615
International Value Equity Fund  764,132 82,481 47,622 44,676,276 828,298
International Stock Fund  672,490 77,513 42,292 35,262,567 724,646
Real Assets Fund  633,101 84,752 41,012 45,620,375 670,163
Mid-Cap Growth Fund  369,161 64,032 24,398 3,873,304 384,387
Mid-Cap Value Fund  350,428 66,556 24,961 11,408,162 370,309
Emerging Markets Discovery Stock
Fund  282,307 25,884 17,821 20,792,473 294,421
Emerging Markets Stock Fund  210,532 59,566 15,804 7,488,692 253,642
Small-Cap Value Fund  208,547 30,341 14,398 4,179,439 220,173
Small-Cap Stock Fund  222,213 41,729 50,675 3,560,552 201,136
New Horizons Fund (2) 149,367 15,616 10,898 2,753,968 154,057
Total Equity Mutual Funds (Cost $ 8,279,018 ) 10,382,380
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  1,195 120,275 120,070 13,952 1,356
Total Other Mutual Funds (Cost $ 1,396 ) 1,356
SHORT-TERM INVESTMENTS 0 .4%
Money Market Funds  0.4%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 56,289 196,575 215,258 37,605,607 37,606

T. ROWE PRICE Retirement 2055 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
(continued)
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 4.26%,
3/18/25 (4) 6,000,000 5,989
Total Short-Term Investments (Cost $ 43,594 ) 43,595
Total Investments in Securities 100.0%
(Cost $8,432,945) $ 10,528,031
Other Assets Less Liabilities (0.0)% (4,905)
Net Assets 100.0% $ 10,523,126
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2055 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 185 MSCI EAFE Index contracts 3/25 22,474 $ 980
Short, 90 Russell 2000 E-Mini Index contracts 3/25 (9,744) 1,007
Long, 5 S&P 500 E-Mini Index contracts 3/25 1,491 (27)
Net payments (receipts) of variation margin to date (1,994)
Variation margin receivable (payable) on open futures contracts $ (34)

T. ROWE PRICE Retirement 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (24) $ 201 $ 231
Emerging Markets Discovery Stock Fund  1,480 4,051 11,948
Emerging Markets Stock Fund  96 (652) 4,853
Equity Index 500 Fund  32,411 96,220 10,845
Growth Stock Fund  143,143 62,111 3,134
International Bond Fund (USD Hedged)  (9) 271 344
International Stock Fund  7,831 16,935 12,752
International Value Equity Fund  6,392 29,307 26,022
Limited Duration Inflation Focused Bond Fund  922 (244) 124
Mid-Cap Growth Fund  39,260 (24,408) 2,436
Mid-Cap Value Fund  43,729 (21,714) 7,171
New Horizons Fund  8,408 (28) —
New Income Fund  (122) 697 1,447
Overseas Stock Fund  6,935 (1,915) 26,176
Real Assets Fund  5,490 (6,678) 15,900
Small-Cap Stock Fund  33,909 (12,131) 3,044
Small-Cap Value Fund  19,762 (4,317) 3,488
Transition Fund  (1,565) (44) —
U.S. Large-Cap Core Fund  74,987 (2,825) 12,563
U.S. Treasury Long-Term Index Fund  (318) 744 755
Value Fund  125,478 2,987 28,528
U.S. Treasury Money Fund, 4.44% — — 1,715
Totals $ 548,195 # $ 138,568 $ 173,476 +
# Capital gain distributions from underlying Price funds represented $402,490 of the net realized gain (loss).
+ Investment income comprised $173,476 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2055 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2055 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 100,700 $ — $ — $ 100,700
Equity Mutual Funds 10,382,380 — — 10,382,380
Other Mutual Funds 1,356 — — 1,356
Short-Term Investments 37,606 5,989 — 43,595
Total Securities 10,522,042 5,989 — 10,528,031
Futures Contracts* 1,987 — — 1,987
Total $ 10,524,029 $ 5,989 $ — $ 10,530,018
Liabilities
Futures Contracts* $ 27 $ — $ — $ 27
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2055 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F164-054Q3 02/25